TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 3,670	$ 2,206	$ 238
Domestic taxes: Deferred taxes	(1,837)	(157)
Domestic	1,833	2,049	238
Foreign taxes: Current taxes	1,008	3,165	5,323
Foreign taxes: Deferred taxes	302	(2,151)	91
Foreign	1,310	1,014	5,414
Taxes on income	$ 3,143	$ 3,063	$ 5,652